Other information about investments - Profit and loss and balance sheet related to the principal associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investments
Non-current assets	€ 79,888	€ 76,746
Total assets	137,765	109,648
Non-current liabilities	49,970	48,464
Total liabilities	93,246	72,155
Net equity	44,519	37,493	€ 47,900	€ 51,073
Book value of the investment	5,887	6,749	9,035
Revenues and other income	77,771	44,947	71,041
Other operating income (expense)	903	(766)	287
Operating profit (loss)	12,341	(3,275)	6,432
Finance income (expense)	(788)	(1,045)	(879)
Income (expense) from investments	(868)	(1,658)	193
Profit (loss) before income taxes	10,685	(5,978)	5,746
Income taxes	(4,845)	(2,650)	(5,591)
Net profit (loss)	5,840	(8,628)	155
Other comprehensive income (loss)	2,051	(2,780)	69
Total other comprehensive income (loss)	7,891	(11,408)	224
Net profit (loss) attributable to Eni	5,821	(8,635)	€ 148
Abu Dhabi Oil Refining Co (Takreer)
Disclosure of detailed information about investments
Current assets	3,070	1,391
- of which cash and cash equivalent	153	97
Non-current assets	16,936	17,938
Total assets	20,006	19,329
Current liabilities	3,042	4,897
- current financial liabilities		4,404
Non-current liabilities	6,208	2,757
- non-current financial liabilities	5,164	456
Total liabilities	9,250	7,654
Net equity	€ 10,756	€ 11,675
Eni's % of the investment	20.00%	20.00%
Book value of the investment	€ 2,151	€ 2,335
Revenues and other income	21,758	(11,933)
Operating expense	(20,429)	(12,370)
Depreciation, amortization and impairments	(3,054)	(851)
Operating profit (loss)	(1,725)	(1,288)
Finance income (expense)	(85)	(91)
Profit (loss) before income taxes	(1,810)	1,379
Income taxes		4
Net profit (loss)	(1,810)	(1,375)
Other comprehensive income (loss)	892	(1,101)
Total other comprehensive income (loss)	(918)	(2,476)
Net profit (loss) attributable to Eni	(362)	(275)
Angola LNG Ltd
Disclosure of detailed information about investments
Current assets	1,234	618
- of which cash and cash equivalent	808	428
Non-current assets	9,736	8,633
Total assets	10,970	9,251
Current liabilities	1,061	424
- current financial liabilities	122	101
Non-current liabilities	1,935	1,187
- non-current financial liabilities	696	999
Total liabilities	2,996	1,611
Net equity	€ 7,974	€ 7,640
Eni's % of the investment	13.60%	13.60%
Book value of the investment	€ 1,084	€ 1,039
Revenues and other income	2,739	(976)
Operating expense	(2,316)	(548)
Depreciation, amortization and impairments	307	(508)
Operating profit (loss)	730	(80)
Finance income (expense)	(61)	(96)
Profit (loss) before income taxes	669	176
Net profit (loss)	669	(176)
Other comprehensive income (loss)	623	(710)
Total other comprehensive income (loss)	1,292	(886)
Net profit (loss) attributable to Eni	90	(24)
Coral FLNG SA
Disclosure of detailed information about investments
Current assets	88	133
- of which cash and cash equivalent	8	83
Non-current assets	6,320	4,777
Total assets	6,408	4,910
Current liabilities	391	172
- current financial liabilities	1
Non-current liabilities	5,392	4,186
- non-current financial liabilities	5,384	4,186
Total liabilities	5,783	4,358
Net equity	€ 625	€ 552
Eni's % of the investment	25.00%	25.00%
Book value of the investment	€ 156	€ 138
Revenues and other income		(1)
Operating profit (loss)		1
Finance income (expense)		(11)
Profit (loss) before income taxes		10
Income taxes		2
Net profit (loss)		(8)
Other comprehensive income (loss)	46	(48)
Total other comprehensive income (loss)	46	(56)
Net profit (loss) attributable to Eni		(2)
Other associates
Disclosure of detailed information about investments
Current assets	2,855	623
- of which cash and cash equivalent	419	303
Non-current assets	4,842	4,072
Total assets	7,697	4,695
Current liabilities	2,577	656
- current financial liabilities	139	263
Non-current liabilities	3,857	3,068
- non-current financial liabilities	3,632	2,928
Total liabilities	6,434	3,724
Net equity	1,263	971
Book value of the investment	393	321
Revenues and other income	20,098	(954)
Operating expense	(19,785)	(917)
Other operating income (expense)	(117)
Depreciation, amortization and impairments	(40)	(75)
Operating profit (loss)	156	(38)
Finance income (expense)	(5)	(13)
Income (expense) from investments	52	16
Profit (loss) before income taxes	203	35
Income taxes	(16)	(9)
Net profit (loss)	187	(44)
Other comprehensive income (loss)	74	(60)
Total other comprehensive income (loss)	261	(104)
Net profit (loss) attributable to Eni	52	(26)
Dividends received from the associate	€ 16	€ 13